Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Number of reportable segments									2
Revenues	$ 331,637	$ 334,786	$ 338,178	$ 344,376	$ 350,237	$ 357,290	$ 363,559	$ 243,018	$ 1,348,977	$ 1,314,104	$ 622,212
Cost of revenues (exclusive of depreciation and amortization)	156,148	157,920	168,216	159,337	161,079	161,327	164,357	103,723	641,621	590,486	234,633
Gross margin									707,356	723,618	387,579
Direct segment operating expenses									408,784	375,288	138,338
Segment operating income									298,572	348,330	249,241
Depreciation, Depletion and Amortization, Nonproduction									183,304	160,083	23,390
Restructuring, acquisition and integration-related costs									18,244	32,068	22,368
Corporate operating expenses									29,019	31,070	40,079
Income from operations	13,306	14,794	13,710	26,195	24,288	31,603	29,268	39,950	68,005	125,109	161,693
Business Services Segment
Segment Reporting Information
Revenues									1,031,267	938,259	160,764
Cost of revenues (exclusive of depreciation and amortization)									536,519	473,004	90,677
Gross margin									494,748	465,255	70,087
Direct segment operating expenses									341,258	301,995	48,129
Segment operating income									153,490	163,260	21,958
Consumer Services Segment
Segment Reporting Information
Revenues									317,710	375,845	461,448
Cost of revenues (exclusive of depreciation and amortization)									105,102	117,482	143,956
Gross margin									212,608	258,363	317,492
Direct segment operating expenses									67,526	73,293	90,209
Segment operating income									$ 145,082	$ 185,070	$ 227,283